Significant accounting policies - Capitalization of Interest (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Capitalization [Line Items]
Total	3,510	2,772
Non Regulated Property
Schedule of Capitalization [Line Items]
Interest capitalized	669	1,036
Interest expense
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	1,055	628
Interest, dividend and other income
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	1,786	1,108